Great-West Life & Annuity Insurance Company

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

May 3, 2012

VIA EDGAR TRANSMISSION

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Maxim Series Account of
Great-West Life & Annuity Insurance Company
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 033-82610; 811-03249

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Maxim Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.	The form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 23 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.	The text of Amendment No. 23 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 27, 2012.

If you should require any additional information regarding the foregoing, please contact the undersigned at (303) 737-4015.

Maxim Series Account of

Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ Brian G. Stallworth

Brian G. Stallworth

Counsel

Great-West Life & Annuity Insurance Company